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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 28-10673
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Jerome Pfund             Montreal, Quebec
       Chief Executive Officer             Canada         August 9, 2006
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      64
                                        --------------------

Form 13F Information Table Value Total:      $1,847,988
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                         Sectoral Asset Management Inc.
                           Form 13F Information Table
                       For the Period Ended June 30, 2006



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALEXION PHARM INC             COMMON      015351109   94,234   2608919   SH              SOLE                 9487  2025432  574000
ALKERMES INC                  COMMON      01642T108   11,327    598680   SH              SOLE                 5480   402200  191000
ALLERGAN INC                  COMMON      018490102   11,477    107000   SH              SOLE                    0   107000       0
ALNYLAM PHARMACUETCL          COMMON      02043Q107   13,838    917659   SH              SOLE               129870   537472  250317
AMGEN INC                     COMMON      031162100   83,550   1280850   SH              SOLE                93650   963000  224200
AMYLIN PHARM INC              COMMON      032346108   90,619   1835500   SH              SOLE                    0  1633000  202500
ANADYS PHARMACEUTICL          COMMON      03252Q408    8,277   2834528   SH              SOLE                95517  2114569  624442
ANDRX GROUP                   COMMON      034553107    6,649    286700   SH              SOLE                    0   286700       0
ASTRALIS LTD                  COMMON      046352100        0    600000   SH              SOLE               600000        0       0
BARR PHARMACEUTICALS          COMMON      068306109   12,516    262436   SH              SOLE                  602   240000   21834
BIOGEN IDEC INC               COMMON      09062X103   55,004   1187480   SH              SOLE                 3480   953000  231000
BRISTOL MYERS SQUIBB          COMMON      110122108   14,880    575400   SH              SOLE                17900        0  557500
CELGENE CORP                  COMMON      151020104  117,848   2484665   SH              SOLE                 2300  2141865  340500
COTHERIX INC                  COMMON      22163T103   22,737   2640821   SH              SOLE               406948  1931586  302287
CRITICAL THERAPEUTIC          COMMON      22674T105    7,720   2144358   SH              SOLE               406458  1093000  644900
CV THERAPEUTICS INC           COMMON      126667104   48,034   3438380   SH              SOLE               240351  2630429  567600
DOV PHARMACEUTICAL            COMMON      259858108    1,127    531424   SH              SOLE                 1000   530424       0
ELI LILLY & CO                COMMON      532457108   17,944    324661   SH              SOLE                 8620        0  316041
ENCYSIVE PHARMA               COMMON      29256X107       83    202800   SH    CALL      SOLE               182300        0   20500
ENDO PHARM HLDGS INC          COMMON      29264F205   15,538    471120   SH              SOLE                  560   470560       0
FOREST LAB INC                COMMON      345838106       14     48000   SH    CALL      SOLE                43000        0    5000
FOREST LABS INC               COMMON      345838106   14,199    367000   SH              SOLE                    0   367000       0
GENZYME CORP                  COMMON      372917104  122,442   2005605   SH              SOLE                80810  1652695  272100
GILEAD SCIENCES INC           COMMON      375558103  148,939   2517570   SH              SOLE                91570  2049000  377000
HANA BIOSCIENCE               COMMON      40963P105   12,080   1331814   SH              SOLE               215914   624300  491600
HUMAN GENOME SCI              COMMON      444903108   46,085   4307025   SH              SOLE               243000  3630025  434000
ICOS CORP                     COMMON      449295104   57,166   2599622   SH              SOLE               138310  1935812  525500
ILLUMINA INC                  COMMON      452327109   58,690   1978765   SH              SOLE                94600  1674227  209938
INTERMUNE INC                 COMMON      45884X103   63,929   3886234   SH              SOLE               173675  3306059  406500
INVITROGEN CORP               COMMON      46185R100   49,795    753666   SH              SOLE                    0   672466   81200
ISHARES                       COMMON      4642878SN      184    306000   SH    PUT       SOLE               301000        0    5000
K V PHARMACEUTICAL            CLASS A     482740206    4,292    230000   SH              SOLE                    0   230000       0
KERYX BIOPHARMACEUT           COMMON      492515101   10,621    747985   SH              SOLE                    0   681985   66000
MEDICINES CO                  COMMON      584688105   74,643   3818070   SH              SOLE                 8770  3153600  655700
MEDIMMUNE INC                 COMMON      584699102   40,840   1507000   SH              SOLE                    0  1346000  161000


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
METAB WRTB(C-2.93)            COMMON      PLX001045        0    511945   SH              SOLE                    0   511945       0
MGI PHARMA INC                COMMON      552880106    5,002    232649   SH              SOLE                    0   232649       0
MILLENNIUM PHARMA             COMMON      599902103   36,561   3667079   SH              SOLE                    0  3276079  391000
MOMENTA PHARMACEUTIC          COMMON      60877T100   14,029   1103772   SH              SOLE                15950   597757  490065
MYLAN LABS INC                COMMON      628530107    7,340    367000   SH              SOLE                    0   367000       0
MYOGEN INC                    COMMON      62856E104   35,398   1220612   SH              SOLE                60800  1027012  132800
NEUROCRINE                    COMMON      64125C109        5     95000   SH    CALL      SOLE                85000        0   10000
NEUROCRINE BIOSCIENC          COMMON      64125C109    3,050    287700   SH              SOLE               263600        0   24100
NEW RIVER PHARMA              COMMON      648468205    4,483    157300   SH              SOLE                    0   157300       0
NOVARTIS AG                   ADR         66987V109      258      4780   SH              SOLE                 4780        0       0
NOVEN PHARMACEUTICAL          COMMON      670009109    3,544    198000   SH              SOLE                    0   198000       0
NPS PHARMACEUTICALS           COMMON      62936P103    2,905    595189   SH              SOLE                    0   500689   94500
ONYX PHARMACEUTICALS          COMMON      683399109   72,005   4278400   SH              SOLE               204270  3201530  872600
OSI PHARMACEUTICALS           COMMON      671040103   91,242   2768267   SH              SOLE                 4920  2344592  418755
PFIZER INC                    COMMON      717081103   12,797    545261   SH              SOLE                19661        0  525600
PHARMION CORP                 COMMON      71715B409   30,808   1809057   SH              SOLE                    0  1607457  201600
PROGENICS PHARMACEUT          COMMON      743187106   50,998   2119621   SH              SOLE               159000  1741521  219100
QLT INC                       COMMON      746927102   12,794   1807108   SH              SOLE                23079  1195000  589029
RENOVIS INC                   COMMON      759885106    5,054    330090   SH              SOLE               113590        0  216500
SCHERING PLOUGH CORP          COMMON      806605101    8,870    466082   SH              SOLE                15082        0  451000
SCIELE PHARMA INC             COMMON      808627103    8,256    356000   SH              SOLE                    0   356000       0
SEPRACOR INC                  COMMON      817315104   17,302    302800   SH              SOLE                    0   302800       0
SHIRE PLC                     ADR         82481R106    4,385     99135   SH              SOLE                    0    99135       0
SIRNA THERAPEUTICS            COMMON      829669100   14,252   2500359   SH              SOLE               343080  1393279  764000
SOMAXON PHARMA                COMMON      834453102    1,922    123100   SH              SOLE               111000        0   12100
TANOX INC                     COMMON      87588Q109   44,835   3241845   SH              SOLE               151345  2279331  811169
TARO PHARM INDS LTD           ORD         M8737E108    7,517    708480   SH              SOLE                10480   614000   84000
TEVA PHARMACEUTICAL           ADR         881624209    8,793    278350   SH              SOLE                 3350   275000       0
WATSON PHARMACEUTCLS          COMMON      942683103    6,262    269000   SH              SOLE                    0   269000       0

Total: 64                                          1,847,988